CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by operating activities:
Net income	$ 65,056	$ 53,832	[1],[2],[3],[4]	$ 61,304	$ 109,179	$ 59,176
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	40,196	38,860		155,482	153,689	156,267
Amortization of deferred financing fees	923	2,924		8,222	12,297	13,435
Amortization of capitalized gift card sales commissions	7,604	6,690		21,136	18,058	15,046
Provision for impaired assets and restaurant closings	1,896	4,435		13,005	14,039	5,204
Accretion on debt discounts	653	173		880	663	616
Stock-based and other non-cash compensation expense	6,195	12,543		44,778	39,228	39,512
Income from operations of unconsolidated affiliates	(2,858)	(2,404)		(5,450)	(8,109)	(5,492)
Deferred income tax (benefit) expense	0	(333)		(7,442)	(175)	5,182
(Gain) loss on disposal of property, fixtures and equipment	(318)	484		2,141	1,987	4,050
Unrealized (gain) loss on derivative financial instruments	(263)	194		(519)	723	(18,267)
Gain on life insurance and restricted cash investments	(1,944)	(3,156)		(5,150)	(126)	(2,821)
Loss on extinguishment and modification of debt	0	2,851		20,957	0	0
(Gain) loss on disposal of business				(3,500)	4,331	0
Recovery of note receivable from affiliated entity				0	(33,150)	0
Recognition of deferred gain on sale-leaseback transaction	(485)	0		(1,610)	0	0
Change in assets and liabilities:
Decrease (increase) in inventories	10,201	886		(8,577)	(10,525)	(2,599)
(Increase) decrease in other current assets	(5,167)	12,763		(13,746)	(60,858)	(13,292)
Decrease in other assets	2,530	2,447		4,034	8,209	10,721
(Decrease) increase in accounts payable and accrued and other current liabilities	(12,827)	(36,363)		5,206	32,152	(28,601)
Increase in deferred rent	2,836	2,834		17,064	12,510	10,677
(Decrease) increase in unearned revenue	(97,245)	(97,751)		29,621	30,623	31,964
Increase (decrease) in other long-term liabilities	1,117	187		2,255	(2,295)	(5,624)
Net cash provided by operating activities	18,100	2,096		340,091	322,450	275,154
Cash flows (used in) provided by investing activities:
Purchases of Company-owned life insurance	(372)	(350)		(6,451)	(2,027)	(2,405)
Proceeds from sale of Company-owned life insurance	38	0		0	2,638	6,411
Proceeds from sale of property, fixtures and equipment	1,799	1,255		3,971	1,190	462
Proceeds from sale-leaseback transaction	0	192,886		192,886	0	0
De-consolidation of subsidiary				0	0	(4,398)
Proceeds from sale of a business				3,500	10,119	0
Capital expenditures	(40,950)	(34,019)		(178,720)	(120,906)	(60,476)
Decrease in restricted cash	6,184	16,816		84,270	86,579	18,545
Increase in restricted cash	(5,093)	(21,100)		(80,070)	(83,148)	(29,860)
Royalty termination fee				0	(8,547)	0
Return on investment from unconsolidated affiliates	0	332		558	960	0
Net cash (used in) provided by investing activities	(38,394)	155,820		19,944	(113,142)	(71,721)
Cash flows used in financing activities:
Proceeds from issuance of senior secured term loan B				990,000	0	0
Extinguishment and modification of senior secured term loan				(1,004,575)	0	0
Proceeds from issuance of 2012 CMBS Loan	0	495,186		495,186	0	0
Repayments of long-term debt	(30,558)	(6,642)		(46,868)	(25,189)	(140,853)
Extinguishment of CMBS loan	0	(777,563)		(777,563)	0	0
Extinguishment of senior notes				(254,660)	0	0
Proceeds from borrowings on revolving credit facilities				111,000	33,000	61,000
Repayments of borrowings on revolving credit facilities				(144,000)	(78,072)	(55,928)
Collection of note receivable from affiliated entity				0	33,300	0
Financing fees	0	(5,399)		(18,983)	(2,222)	(1,391)
Proceeds from the issuance of common stock in connection with initial public offering				142,242	0	0
Proceeds from the exercise of stock options	10,639	0		884	0	0
Contributions from noncontrolling interests				390	422	125
Distributions to noncontrolling interests	(2,435)	(4,160)		(14,367)	(13,510)	(11,596)
Purchase of limited partnership and joint venture interests				(40,582)	0	0
Repayments of partner deposits and accrued partner obligations	(4,184)	(9,242)		(25,397)	(35,950)	(18,022)
Issuance of notes receivable due from stockholders	0	(47)		(587)	(1,082)	(747)
Repayments of notes receivable due from stockholders	5,312	1,463		1,661	3	97
Net cash used in financing activities	(21,226)	(306,404)		(586,219)	(89,300)	(167,315)
Effect of exchange rate changes on cash and cash equivalents	(2,701)	1,463		5,790	(3,460)	(1,539)
Net (decrease) increase in cash and cash equivalents	(44,221)	(147,025)		(220,394)	116,548	34,579
Cash and cash equivalents at the beginning of the period	261,690	482,084		482,084	365,536	330,957
Cash and cash equivalents at the end of the period	217,469	335,059		261,690	482,084	365,536
Supplemental disclosures of cash flow information:
Cash paid for interest	19,975	13,420		78,216	72,099	96,718
Cash paid for income taxes, net of refunds	2,217	4,992		24,276	27,699	10,779
Supplemental disclosures of non-cash investing and financing activities:
Conversion of partner deposits and accrued partner obligations to notes payable	325	2,646		6,434	5,764	5,685
Acquisition of property, fixtures and equipment through accounts payable or capital lease liabilities	$ 1,199	$ 3,423		$ 8,006	$ 8,683	$ 2,506

[1]	The fourth quarter of 2012 includes a gain of $3.5 million from the collection of proceeds and other related amounts from the 2009 sale of the Company’s Cheeseburger in Paradise concept (see Note 13).
[2]	The third quarter of 2012 includes approximately $42.1 million of transaction-related expenses that relate to costs incurred in association with the completion of the initial public offering in August 2012. These expenses primarily include $34.1 million of certain executive compensation costs and non-cash stock compensation charges recorded upon completion of the initial public offering and an $8.0 million management agreement termination fee (see Notes 3 and 19).
[3]	During 2012, the Company recorded losses on extinguishment and modification of debt for refinancing transactions of $2.9 million, $9.0 million, and $9.1 million, in the first, third, and fourth quarters, respectively (see Note 11).
[4]	The first quarter of 2012 includes approximately $7.4 million of additional legal and other professional fees mainly resulting from amendment and restatement of a lease between OSI and PRP.